14. STOCK BASED COMPENSATION AND CONDITIONAL PERFORMANCE AWARDS	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
14. STOCK BASED COMPENSATION AND CONDITIONAL PERFORMANCE AWARDS

On April 1, 2012, the Company entered into employment agreements (the “Employment Agreement”) which provided a restricted stock grant and a conditional performance award to key members of management.

The restricted stock grant of 349,650 shares had a grant date fair value of $10.00 per share and vests in full upon the earlier of an initial public offering (“IPO”) which includes the sale of shares to the public, a business combination whereas 50% or more of the voting power is transferred to the new owners, or March 1, 2015. During the six months ended June 30, 2013 and 2012 and for the year ended December 31, 2012, the Company incurred a stock-based compensation expense of approximately $599,000 (unaudited), $300,000 (unaudited), and $899,000, respectively, related to the restricted stock grant, which is included in the accompanying consolidated statements of operations in general and administrative expenses. As of June 30, 2013 and December 31, 2012, there was approximately $1,998,000 (unaudited) and $2,597,000, respectively, of unrecognized stock-based compensation expense related to the non-vested restricted stock grant. At June 30, 2013 and December 31, 2012, this unrecognized stock-based compensation is expected to be expensed on a straight-line basis over 20 (unaudited) and 26 months. As of June 30, 2013 (unaudited) and as of December 31, 2012, there have been no forfeitures associated with the restricted stock grant.

Additionally, the Employment Agreement provides for a conditional performance award where if an IPO occurs, the employee will receive: (1) a cash payment of 1% of the difference between the Company market capital and the book value at the time of the IPO, (2) common stock options to purchase 1.0% of the fully-diluted capital stock as of the IPO date and IPO price which will vest over a four year period and contain a cashless exercise, (3) common stock options to purchase 1.0% of the fully-diluted capital stock as of the 2nd anniversary of the IPO date at the closing price of the common stock on the 2nd anniversary date of the IPO and will vest six years after the grant and contain a cashless exercise.